INCENTIVE PAYABLES TO MEMBERS (Tables)	12 Months Ended
Dec. 31, 2025
Incentive Payables To Members
SCHEDULE OF INCENTIVE PAYABLES TO MEMBERS
	As of December 31,
	2024	2025
	RMB	RMB

Incentive payables to members	66,039	50,635